Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense Components
The following table presents a summary of U.S. and foreign income tax expense components:

	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Current:
Foreign	(3,936)	(10,289)	(7,682)
Federal	1,177	(1,336)	(36)
Deferred:
Foreign	12,425	8,749	2,063
Withholding:
Foreign	(4,299)	(3,921)	(6,339)
Federal	(142)	(272)	—

Income tax expense	$5,225	$(7,069)	$(11,994)

Summary of Deferred Tax Assets Liabilities by Current and Non-current
Below the classification of deferred tax assets/liabilities by current and non-current:

	As of December 31, 2019	As of December 31, 2018
Non-Current deferred tax assets	36,700	30,758

Total deferred tax assets	36,700	30,758

Less valuation allowance	(11,349)	(18,007)
Net deferred tax assets	25,351	12,751
Non-Current deferred tax liabilities	—	—

Total deferred tax liabilities	—	—

Total deferred tax	$25,351	$12,751

Summary of Tax Loss Carryforwards Expiry
As of December 31, 2019, consolidated loss carryforwards for income tax purposes were $81,324. If not utilized, tax loss carryforwards will begin to expire as follows:

Expiration Date	NOLs Amount
Expires 2022	23
Thereafter	31,466
Without expiration dates	49,835

TOTAL (1)	81,324

(1)	A partial valuation allowance is booked as of December 31, 2019 in order to reserve $ 33,351 of the tax loss carryforwards detailed above.

Summary of Composition of Deferred Tax Assets and Liabilities
The following table summarizes the composition of deferred tax assets and liabilities as of the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Deferred Tax Assets
Tax loss carryforwards	25,717	23,445
Allowance for doubtful accounts	462	175
Royalties	69	2,296
Provisions and other assets	11,319	6,037
Property and equipment	(438)	(125)
Others	(429)	(1,070)

Total Deferred Tax Assets	$36,700	$30,758

Less valuation allowance	(11,349)	(18,007)

Total Deferred Tax Assets, net	$25,351	$12,751

Deferred Tax Liabilities	—	—

Total Deferred Tax Liabilities	$—	$—

Total Deferred Tax	$25,351	$12,751

Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate
The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the weighted average income tax rate for 2019, 2018 and 2017 to income / (loss) before taxes:

	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
Net Income / (Loss) before Income Tax	$(26,135)	$26,223	$54,360
Weighted average income tax rate (3)	29%	39%	33%

Income tax expense at weighted average income tax rate	(7,474)	10,273	17,740

Permanent differences:
(Non-Taxable Income) / Non-Deductible Losses (1)	(469)	(1,448)	(10,714)
Foreign non-creditable withholding tax (2)	4,439	4,193	6,339
Non-deductible expenses	1,054	1,346	2,223
Currency translation adjustment	1,891	1,902
Tax credits recovery	(157)	—	—
Others	553	540	(651)
True up	(2,693)	1,204
Change in Valuation allowance	(5,010)	(10,941)	(2,943)
Change in tax rate	2,641	—	—

Income Tax expense	$(5,225)	$7,069	$11,994

(1)	Includes tax benefits/losses generated by operations located in the Uruguayan “Free Trade Zone” and the benefits from Promotion Software Law in Argentina.
(2)	Includes foreign withholding taxes on royalties and services.
(3)
The Company uses a weighted average rate for the income tax reconciliation, since most of the business operations are run by subsidiaries located outside the U.S. The calculation is performed based on an average between the enacted tax rates of the foreign jurisdictions.

Summary of Changes in Valuation Allowance
The following table presents the changes in the Company’s valuation allowance as of December 31, 2019, 2018 and 2017:

	Balance of beginning of period	Increase	(Decrease)	Balance at end of period
2019	18,007	5,892	(12,550)	11,349
2018	42,584	997	(25,574)	18,007
2017	45,526	4,716	(7,658)	42,584